Significant Accounting Policies-Concentration of Credit Risk (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
[CustomeraMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	19.00%	15.00%	15.00%
[CustomerBMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	14.00%	17.00%	11.00%
[CustomerCMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1	14.00%	10.00%
[CustomerDMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		24.00%	45.00%
[CustomerEMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		10.00%	10.00%
[CustomerFMember]
Concentration Risk [Line Items]
Concentration Risk Percentage 1		10.00%